Fair Value Measurements - Held To Maturity Securities (Detail) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Amortized Cost	$ 400,312,972	$ 400,248,942	$ 400,085,021
US Treasury Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Amortized Cost	400,312,972	400,248,942	400,085,021
Gross Holding Gain	11,606	3,389	5,549
Fair Value	$ 400,324,578	$ 400,252,331	$ 400,090,570